COMMITMENTS AND CONTINGENCIES (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Future minimum lease payments
2022	$ 2,108	$ 3,669
2023	1,976	5,194
2024	548	5,165
2025	563	3,970
2026		4,666
2027		4,367
Total undiscounted lease payments	$ 7,060	$ 27,031